CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2017	2018

Accounts receivable	364,654	541,355
Less: allowance for doubtful accounts	—	(241)
Accounts receivable, net	364,654	541,114

Including:
- Current portion	364,654	536,842
- Non-current portion	—	4,272

Schedule of allowance for doubtful accounts

	Years ended December 31,
	2016	2017	2018

Balance at the beginning of the year	2,156	—	—
Allowance made during the year	—	—	241
Reversal during the year	(2,156)	—	—
Balance at the end of the year	—	—	241

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2018	55,609
Closing balance as of December 31, 2018	73,077

Increase	17,468